As filed with the Securities and Exchange Commission on June 8, 2017

Securities Act File No. 333-214114

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 2	☒

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-888-233-4339

Tané T. Tyler, Esq., 1801 California St., Suite 5200, Denver, Colorado 80202

(Name and Address of Agent for Service)

It is proposed that this filing will become effective on immediately pursuant to Rule 485(b) under the Securities Act of 1933.

No filing fee is required because an indefinite number of shares has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended

This Post-Effective Amendment consists of the following:

(1)	Facing Sheet of the Registrant Statement.

(2)	Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 (File No. 333-214114) filed with the Securities and Exchange Commission on November 29, 2016 (SEC Accession No 0001193125-16-779362).

This Post-Effective Amendment is being filed solely for the purpose of filing the final counsel tax opinions as Exhibit 12 to this Registration Statement on Form N-14.

PART C

OTHER INFORMATION

Item 15.	Indemnification

Provisions relating to indemnification of the Registrant’s Trustees and employees are included in Registrant’s Declaration of Trust and Bylaws, which are incorporated herein by reference.

Pursuant to Rule 484, insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

List all exhibits filed as part of the Registration Statement.

(1)	Amended and Restated Declaration of Trust, filed previously with PEA 212 on December 23, 2015.

(2)	Bylaws, filed previously with PEA 89 on February 28, 2008.

(3)	Not applicable.

(4)	Forms of Agreements and Plans of Reorganization (See Exhibits A and B to the Proxy Statement/Prospectus).

(5)	See Exhibits 1 and 2

(6)	(a)	Management Agreement

		(i)	Management Agreement between Registrant and Transamerica Asset Management, Inc. (“TAM”), filed previously with PEA 213 on February 25, 2016.

		(ii)	Amended Schedule A to Management Agreement, filed previously with PEA 230 on September 29, 2016.

		(iii)	Amended Schedule A dated November 11, 2016 to Management Agreement, filed previously with PEA 236 on November 10, 2016 (“PEA 236”).

	(b)	Sub-Advisory Agreements

		(i)	Sub-Advisory Agreement between TAM and Jennison Associates LLC, filed previously with PEA 197 on February 27, 2015 (“PEA 197”).

(a) Amendment to Sub-Advisory Agreement, filed previously with PEA 216 on April 29, 2016.

(b) Amendment to Sub-Advisory Agreement, filed previously with PEA 236.

		(ii)	(i) Sub-Advisory Agreement between TAM and Wellington Management LLP, filed previously with PEA 93 on September 15, 2008.

(a) Amendment to Sub-Advisory Agreement, filed previously with PEA 213.

(b) Amendment to Sub-Advisory Agreement, filed previously with PEA 230.

(c) Amendment to Sub-Advisory Agreement, filed previously with PEA 236.

		(iii)	Sub-Advisory Agreement between TAM and Merganser Capital Management, LLC, filed previously with PEA 236.

		(iv)	Sub-Advisory Agreement between TAM and BlackRock Financial Management, Inc., filed previously with PEA 236.

		(v)	Sub-Advisory Agreement between TAM and AJO, LP, filed previously with PEA 236.

		(vi)	Sub-Advisory Agreement between TAM and J.P. Morgan Investment Management Inc., filed previously with PEA 72 on November 8, 2005.

(a) Amendment to Sub-Advisory Agreement, filed previously with PEA 179 on October 30, 2013.

	(b)	Amendment to Sub-Advisory Agreement, filed previously with PEA 216.

	(c)	Amendment to Sub-Advisory Agreement, filed previously with PEA 230.

	(d)	Amendment to Sub-Advisory Agreement, filed previously with PEA 236.

(vii)	Sub-Advisory Agreement between TAM and Aegon USA Investment Management, LLC, filed previously with PEA 126 on April 29, 2011.

	(a)	Amendment to Sub-Advisory Agreement, filed previously with 213.

	(b)	Amendment to Sub-Advisory Agreement, filed previously with PEA 216.

	(c)	Amendment to Sub-Advisory Agreement, filed previously with PEA 230.

	(d)	Amendment to Sub-Advisory Agreement, filed previously with PEA 236.

(7)	Underwriting Agreement, filed previously with PEA 89.

	(a)	Updated Schedule I, filed previously with PEA 236.

(8)	Amended and Restated Board Members Deferred Compensation Plan, filed previously with PEA 108 on February 26, 2010.

(9)	Custodian Agreement between Registrant and State Street Bank and Trust Company, filed previously with PEA 126 on April 29, 2011.

	(a)	Amendment to Custody Agreement, filed previously with PEA 167 on December 21, 2012.

	(b)	Amendment to Custody Agreement, filed previously with PEA 170 on February 12, 2013.

	(c)	Amended Appendix A-1, filed previously with PEA 236.

(10)	Plan of Distribution under Rule 12b-1

	(a)	Amended and Restated Plan of Distribution under Rule 12b-1, filed previously with PEA 197.

(i) Amended Schedule A, filed previously with PEA 236.

	(b)	Amended and Restated Plan for Multiple Classes of Shares, filed previously with PEA 230.

(i) Amended Schedule A, filed previously with PEA 236.

(11)	Opinion of counsel as to the legality of the securities being registered, previously filed with the Registration Statement on Form N-14 on October 14, 2016.

(12)	Opinion of counsel as to tax matters, filed herein.

	(a)	Transamerica Asset Allocation Intermediate Horizon/Transamerica Asset Allocation – Intermediate Horizon

	(b)	Transamerica Asset Allocation Intermediate Horizon/Transamerica Institutional Asset Allocation – Intermediate Horizon

	(c)	Transamerica Asset Allocation Long Horizon/Transamerica Asset Allocation – Intermediate/Long Horizon

	(d)	Transamerica Asset Allocation Long Horizon/Transamerica Institutional Asset Allocation – Intermediate/Long Horizon

	(e)	Transamerica Asset Allocation Long Horizon/Transamerica Asset Allocation – Long Horizon

	(f)	Transamerica Asset Allocation Long Horizon/Transamerica Institutional Asset Allocation – Long Horizon

	(g)	Transamerica Asset Allocation Short Horizon/Transamerica Asset Allocation – Short Horizon

	(h)	Transamerica Asset Allocation Short Horizon/Transamerica Institutional Asset Allocation – Short Horizon

	(i)	Transamerica Asset Allocation Intermediate Horizon/Transamerica Asset Allocation – Short/Intermediate Horizon

	(j)	Transamerica Asset Allocation Intermediate Horizon/Transamerica Institutional Asset Allocation – Short/Intermediate Horizon

	(k)	Transamerica High Quality Bond/Transamerica Partners High Quality Bond

	(l)	Transamerica High Quality Bond/Transamerica Partners Institutional High Quality Bond

	(m)	Transamerica Inflation-Protected Securities/Transamerica Partners Inflation-Protected Securities

	(n)	Transamerica Inflation-Protected Securities/Transamerica Partners Institutional Inflation-Protected Securities

	(o)	Transamerica Large Core/Transamerica Partners Large Core

	(p)	Transamerica Large Core/Transamerica Partners Institutional Large Core

	(q)	Transamerica Large Growth/Transamerica Partners Large Growth

	(r)	Transamerica Large Growth/Transamerica Partners Institutional Large Growth

	(s)	Transamerica Large Value Opportunities/Transamerica Partners Large Value

	(t)	Transamerica Large Value Opportunities/Transamerica Partners Institutional Large Value

	(u)	Transamerica Stock Index/Transamerica Partners Stock Index

	(v)	Transamerica Stock Index/Transamerica Partners Institutional Stock Index

(13)	(a)	Transfer Agency Agreement between Registrant and Transamerica Fund Services, Inc. dated March 1, 2015, filed previously with PEA 199 on March 30, 2015.

	(b)	Amended and Restated Expense Limitation Agreement between Registrant and TAM, filed previously with PEA 199.

(i) Amended Schedules A and B, filed previously with PEA 236.

	(c)	Master Sub-Administration Agreement between Registrant and State Street Bank and Trust Company, filed previously with PEA 170.

(i) Novation Agreement on behalf of Master Sub-Administration Agreement, filed previously with PEA 230.

(ii) Amended Schedule (Mutual Funds), filed previously with PEA 236.

(14)	Consent of Independent Registered Certified Public Accounting firm, filed previously with PEA 1 on November 29, 2016.

(15)	Not applicable.

(16)	(a)	Power of Attorney for Transamerica Funds, previously filed with the Registration Statement on Form N-14 on October 14, 2016.

	(b)	Power of Attorney for Master Investment Portfolio, filed previously with PEA 1 on November 29, 2016.

(17)	(a)	Form of Proxy Card with respect to series of Transamerica Partners Funds Group (“TPFG”), filed previously with PEA 1 on November 29, 2016.

	(b)	Form of Proxy Card with respect to series of Transamerica Partners Funds Group II (“TPFGII”), filed previously with PEA 1 on November 29, 2016.

	(c)	Form of Proxy Card with respect to series of Transamerica Partners Portfolios (“TPP”), filed previously with PEA 1 on November 29, 2016.

All exhibits filed previously are herein incorporated by reference.

Item 17.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, Transamerica Funds (the “Registrant”) certifies that it meets all of the requirements for effectiveness of this Registration Statement on Form N-14 pursuant to Rule 485(b) of the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 2 to its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Denver, State of Colorado, on the 8th day of June 2017.

TRANSAMERICA FUNDS

By:	/s/ Marijn P. Smit
Marijn P. Smit
Trustee, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 2 to this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated:

	/s/ Marijn P. Smit	Trustee, President and Chief	June 8, 2017
	Marijn P. Smit	Executive Officer

	/s/ Sandra N. Bane	Trustee	June 8, 2017
Sandra N. Bane*

	/s/ Leo J. Hill	Trustee	June 8, 2017
Leo J. Hill*

	/s/ David W. Jennings	Trustee	June 8, 2017
David W. Jennings*

	/s/ Russell A. Kimball, Jr.	Trustee	June 8, 2017
Russell A. Kimball, Jr.*

	/s/ Patricia L. Sawyer	Trustee	June 8, 2017
Patricia L. Sawyer*

	/s/ John W. Waechter	Trustee	June 8, 2017
John W. Waechter*

	/s/ Alan F. Warrick	Trustee	June 8, 2017
Alan F. Warrick*

	/s/ Vincent J. Toner	Vice President, Treasurer and Principal	June 8, 2017
	Vincent J. Toner	Financial Officer

*By:	/s/ Tané T. Tyler	Vice President, Associate General	June 8, 2017
	Tané T. Tyler**	Counsel, Chief Legal Officer and
Secretary

**Attorney-in-fact pursuant to power of attorney previously filed.

WASHINGTON, DC 20549

SECURITIES AND EXCHANGE COMMISSION

Exhibits Filed With

Registration Statement on

Form N-14

Transamerica Funds

EXHIBIT INDEX

Exhibit Number		Description of Exhibit

(12)	Opinion of Counsel as to Tax Matters

	(a)	Transamerica Asset Allocation Intermediate Horizon/Transamerica Asset Allocation – Intermediate Horizon

	(b)	Transamerica Asset Allocation Intermediate Horizon/Transamerica Institutional Asset Allocation – Intermediate Horizon

	(c)	Transamerica Asset Allocation Long Horizon/Transamerica Asset Allocation – Intermediate/Long Horizon

	(d)	Transamerica Asset Allocation Long Horizon/Transamerica Institutional Asset Allocation – Intermediate/Long Horizon

	(e)	Transamerica Asset Allocation Long Horizon/Transamerica Asset Allocation – Long Horizon

	(f)	Transamerica Asset Allocation Long Horizon/Transamerica Institutional Asset Allocation – Long Horizon

	(g)	Transamerica Asset Allocation Short Horizon/Transamerica Asset Allocation – Short Horizon

	(h)	Transamerica Asset Allocation Short Horizon/Transamerica Institutional Asset Allocation – Short Horizon

	(i)	Transamerica Asset Allocation Intermediate Horizon/Transamerica Asset Allocation – Short/Intermediate Horizon

	(j)	Transamerica Asset Allocation Intermediate Horizon/Transamerica Institutional Asset Allocation – Short/Intermediate Horizon

	(k)	Transamerica High Quality Bond/Transamerica Partners High Quality Bond

	(l)	Transamerica High Quality Bond/Transamerica Partners Institutional High Quality Bond

	(m)	Transamerica Inflation-Protected Securities/Transamerica Partners Inflation-Protected Securities

	(n)	Transamerica Inflation-Protected Securities/Transamerica Partners Institutional Inflation-Protected Securities

	(o)	Transamerica Large Core/Transamerica Partners Large Core

	(p)	Transamerica Large Core/Transamerica Partners Institutional Large Core

	(q)	Transamerica Large Growth/Transamerica Partners Large Growth

	(r)	Transamerica Large Growth/Transamerica Partners Institutional Large Growth

	(s)	Transamerica Large Value Opportunities/Transamerica Partners Large Value

	(t)	Transamerica Large Value Opportunities/Transamerica Partners Institutional Large Value

	(u)	Transamerica Stock Index/Transamerica Partners Stock Index

	(v)	Transamerica Stock Index/Transamerica Partners Institutional Stock Index